Provisions (Details) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Current		$ 612,039	$ 601,995
Non-Current		41,514	34,976
Annual Leave [Member]
Disclosure of other provisions [line items]
Current	[1]	285,360	245,804
Long Service Leave [Member]
Disclosure of other provisions [line items]
Current	[1],[2]	326,679	356,191
Non-Current	[2]	$ 41,514	$ 34,976

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months